Shareholder Report, Average Annual Return (Details) ITGF_MassMutual High Yield Fund_Class Y_TSR Annual {Class Y}	12 Months Ended	46 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y - without sales charge
Average Annual Return, Percent	7.74%	4.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	4.59%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	7.41%	9.33%